Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 7,654	$ 4,974	$ 2,822
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	0	2,030	8,900
Depreciation expense	1,758	1,605	1,858
Net amortization of investment securities, premiums, and discounts	1,058	1,211	1,161
Amortization of intangible assets	0	135	408
Stock based compensation expense	20	19	29
Change in fair value of mortgage servicing rights	576	25	1,331
Gain on sale of investment securities	(20)	(778)	(26)
Gain on sales and dispositions of premises and equipment	(60)	(6)	(79)
Gain (loss) on sales and dispositions of other real estate owned and repossessed assets	(188)	330	(317)
Provision for other real estate owned	585	3,367	713
Decrease in accrued interest receivable	183	191	151
Increase in cash surrender value - life insurance	(71)	(77)	(72)
(Increase) decrease in other assets	(479)	4,311	949
Decrease (increase) in income tax receivable	(826)	524	(644)
Decrease in accrued interest payable	(53)	(483)	(145)
Increase in other liabilities	966	1,113	253
Origination of mortgage loans for sale	(35,434)	(72,100)	(99,420)
Proceeds from the sale of mortgage loans	36,623	75,961	99,797
Gain on sale of mortgage loans, net	(1,093)	(1,665)	(2,669)
Other, net	2,355	(444)	(125)
Net cash provided by operating activities	13,554	20,243	14,875
Cash flows from investing activities:
Net increase in loans	(28,357)	(2,525)	(26,499)
Purchase of available-for-sale debt securities	(48,942)	(88,137)	(76,498)
Proceeds from maturities of available-for-sale debt securities	23,702	33,341	42,735
Proceeds from calls of available-for-sale debt securities	28,605	8,275	45,170
Proceeds from sales of available-for-sale debt securities	5,334	32,590	790
Proceeds from sales of FHLB stock	439	536	460
Purchases of FHLB stock	(1,160)	(612)	0
Purchases of premises and equipment	(1,342)	(2,680)	(1,375)
Proceeds from sales of premises and equipment	65	23	272
Proceeds from sales of other real estate owned and repossessed assets	4,560	9,641	8,571
Net cash used by investing activities	(17,096)	(9,548)	(6,374)
Cash flows from financing activities:
Net increase (decrease) in demand deposits	20,318	(4,889)	33,084
Net increase in interest-bearing transaction accounts	22,974	13,383	21,103
Net decrease in time deposits	(30,249)	(43,298)	(21,136)
Net (decrease) increase in federal funds purchased and securities sold under agreements to repurchase	(13,114)	10,026	(3,458)
Repayment of FHLB advances	(10,000)	(15,126)	(8,284)
FHLB advances	29,000	19,000	0
Redemption of 18,255 and 12,000 shares, respectively, of preferred stock	0	(18,255)	(12,000)
Warrant redemption	0	(540)	0
Cash dividends paid - preferred stock	0	(456)	(1,203)
Cash dividends paid - common stock	(1,017)	(978)	(940)
Net cash provided (used) by financing activities	17,912	(41,133)	7,166
Net increase (decrease) in cash and cash equivalents	14,370	(30,438)	15,667
Cash and cash equivalents, beginning of year	28,439	58,877	43,210
Cash and cash equivalents, end of year	42,809	28,439	58,877
Cash paid during the year for:
Interest	5,097	6,825	8,420
Income taxes	2,265	131	1,591
Supplemental schedule of noncash investing and financing activities:
Other real estate and repossessions acquired in settlement of loans	$ 1,975	$ 4,613	$ 16,869